Net fee and commission income	12 Months Ended
Dec. 31, 2019
Net fee And Commission Income [abstract]
Net fee and commission income
22 Net fee and commission income

Fee and commission income
	2019	2018	2017
Funds transfer	1,513	1,394	1,172
Securities business	603	618	532
Insurance broking	191	173	176
Asset management fees	205	170	116
Brokerage and advisory fees	611	584	548
Other	1,317	1,302	1,321
	4,439	4,240	3,865

Other, mainly consists of commission fees in respect of bank guarantees of EUR 202 million (2018: EUR 207 million; 2017: EUR 209 million), in respect of underwriting syndication loans of EUR 10 million (2018: EUR 4 million; 2017: EUR 52 million), in respect of structured finance fees of EUR 141 million (2018: EUR 129 million; 2017: EUR 136 million), and in respect of collective instruments distributed but not managed by ING of EUR 167 million (2018: EUR 165 million; 2017: EUR 165 million).

Fee and commission expenses
	2019	2018	2017
Funds transfer	659	597	437
Securities business	140	170	150
Insurance broking	2	2	4
Asset management fees	8	4	5
Brokerage and advisory fees	282	220	192
Other	481	448	367
	1,571	1,442	1,155

All of ING’s net fee and commission income are in scope of IFRS 15 ‘Revenue from Contracts with Customers’. Reference is made to Note 34 ‘Segments’ which includes net fee and commission income, as reported to the Executive Board and the Management Board Banking, disaggregated by line of business and by geographical segment.